INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The principal components of the deferred income tax assets are as follows:

	September 30,
	2017	2018
	RMB	RMB
Non-current deferred tax assets:
Net operating loss carry forward	39,578	94,750
Impairment on inventory	5,626	1,822
Impairment on long-term equity investment	-	356
Others	(20,252)	4,644

Non-current deferred income tax assets	24,952	101,572
Valuation allowances	(24,952)	(101,572)

Net non-current deferred income tax assets	-	-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended September 30,
	2016	2017	2018
	%	%	%

Statutory rate	25	25	25
Effect of preferential tax treatment	(8)	3	(3)
Effect of different tax jurisdiction	(6)	-	-
Change in valuation allowance	(2)	(27)	(26)
Over provision in prior year	(9)	(1)	4

Effective income tax rate	-	-	-